Earnings per share (Details) - USD ($)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 27, 2021	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Net loss, Earnings (Numerator)	$ 10,719,999		$ 0		$ 0	$ (28,897,308)		$ 0
Net loss Shares, (Denominator)	19,850,454		6,037,500		6,037,500	9,654,569		6,037,500
Net loss per diluted common share, Shares (Denominator)	19,850,454		6,037,500		6,037,500	9,654,569		6,037,500
Hman Group holdings Inc and subsidiaries
Net loss, Earnings (Numerator)		$ (8,970,000)		$ (14,804,000)			$ (24,499,000)		$ (85,479,000)	$ (58,681,000)
Net loss per diluted common share, Earnings (Numerator)		$ (8,970,000)		$ (14,804,000)			$ (24,499,000)		$ (85,479,000)	$ (58,681,000)
Net loss Shares, (Denominator)		553		544			545,000		543,000	545,000
Net loss per diluted common share, Shares (Denominator)		553		544			545,000		543,000	545,000
Net loss, Per Share Amount		$ (16)		$ (27)			$ (45)		$ (158)	$ (108)
Stock options outstanding excluded from the computation		85,000		83,000			47,542,000		81,700,000	77,392,000
Net loss per diluted common share, Per Share Amount		$ (16)		$ (27)			$ (45)		$ (158)	$ (108)